Entity-Wide Disclosure (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue, Net	$ 215,244	$ 155,894	$ 117,844
North America [Member]
Revenue, Net	113,854	82,373	60,548
Europe and Middle East [Member]
Revenue, Net	62,781	49,885	34,572
Asia Pacific [Member]
Revenue, Net	35,450	21,506	20,662
Latin America [Member]
Revenue, Net	$ 3,159	$ 2,130	$ 2,062